Credit Risk (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Disclosure of Exposures to Credit Risk by Segment	Exposures to credit risk arise in our business segments from:

Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre
In Mortgages:
–Residential mortgages for customers
with good credit quality (prime
lending).
–We provide these mostly for owner-
occupiers, with buy-to-let mortgages
for non-professional landlords.
In Everyday Banking:
–Unsecured lending to individuals, such
as loans, credit cards and overdrafts.
–Unsecured lending to businesses with
annual turnover up to £6.5m and
simpler borrowing needs such as
loans, credit cards and overdrafts.

–Financing for cars, vans, motorbikes
and leisure vehicles through
Santander Consumer (UK) plc
(SCUK).
–Through our joint ventures, Hyundai
Capital UK Ltd and Volvo Car
Financial Services UK Limited, we
provide retail point of sale customer
finance and wholesale finance
facilities (stock finance).

–Loans, overdrafts, treasury services,
invoice finance, trade and supplier
finance.
–We provide these to SMEs and mid-
sized corporates typically with annual
turnover up to £500m, Commercial
Real Estate and Social Housing
customers.

–Asset and liability management of our
balance sheet.
–Exposures include financial institutions
(derivatives and other treasury
products), structured products, and
sovereign and supranational assets
chosen for diversification and liquidity.

Disclosure of Type of Credit Risk Mitigation by Portfolio	The types of credit risk mitigation, including collateral, across each of our portfolios are:

Portfolio	Description
Residential mortgages
Collateral is in the form of a first legal charge over the property. Before we grant a mortgage, the property is valued either by a surveyor or using automated valuation methodologies where our confidence in the accuracy of this method is high.

Unsecured lending	There is no collateral or security tied to the loan that can be used to mitigate any potential loss if the customer does not pay us back.
Business banking services
Business banking lending is unsecured. When lending to incorporated businesses, we typically obtain personal guarantees from each director, but we do not treat these as collateral. We consider the UK Government guarantee under its Coronavirus Loan Schemes as collateral, covering 100% of losses for the Bounce Back Loan Scheme (BBLS) and 80% for Coronavirus Business Interruption Loan Scheme (CBILS).

The type of credit risk mitigation, including collateral, is:

Portfolio	Description
Consumer (auto) finance
Collateral is in the form of legal ownership of the vehicle for most loans, with the customer being the registered keeper. Only a very small proportion of business is underwritten as a personal loan. In these cases, there is no collateral or security tied to the loan. We use a leading vehicle valuation company to assess the LTV at the proposal stage to ensure the value of the vehicle is appropriate.

The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
SME and mid corporate
Includes secured and unsecured lending. We can take mortgage debentures or a first charge on commercial property as collateral.
Before agreeing the loan, we obtain an independent professional valuation of the property. Loan agreements typically allow us to obtain revaluations during the term of the loan. We can also take guarantees, but we do not treat them as collateral unless they are supported by a tangible asset charged to us. We also lend against assets (like vehicles and equipment) and invoices for some customers. We value assets before we lend. For invoices, we review the customers' ledgers regularly and lend against debtors who meet agreed criteria.

Commercial Real Estate (CRE)
We take a first charge on commercial property as collateral. The loan is subject to criteria such as the property condition, age and location, tenant quality, lease terms and length, and the sponsor’s experience and creditworthiness. Before advancing the loan and where appropriate, a bank representative visits the property. We also obtain an independent professional valuation which typically includes a site visit. Loan agreements typically allow us to obtain revaluations during the term of the loan.

Social Housing
We take a first charge on portfolios of residential real estate owned and let by UK Housing Associations as collateral, in most cases. We revalue this every three to five years (in line with industry practice), using the standard methods for property used for Social Housing.

The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
Sovereign and Supranational	In line with market practice, there is no collateral against these assets.
Structured Products
These are our High Quality Liquid Assets (HQLA) in our Eligible Liquidity Pool. They are mainly Asset Backed Securities (ABS) and covered bonds, which hold senior positions in the creditor hierarchy. Their credit rating reflects over-collateralisation in the structure and the assets that underpin their cash flows.

Financial Institutions
We use standard legal agreements to reduce credit risk via netting and collateralisation on derivatives, repos and reverse repos, and stock borrowing/lending. We also reduce risk by clearing trades through central counterparties (CCPs) where possible.

Disclosure of Types of Forbearance	The main types of forbearance we offer are:

Action	Description
Term extension
We can extend the loan term, making each monthly payment smaller. We may offer this if the customer is up to date with payments but shows signs of financial difficulties. We may also offer this if the loan is about to mature and refinancing is not possible on market terms. In selected instances, we may offer term extensions for interest only loans that are past the point of product maturity. This will typically be where no viable repayment solution has been identified for the outstanding capital balance, and legal enforcement activity is not deemed to be appropriate to the customer's circumstances.

Interest-only
Historical interest-only payments due to financial difficulties are classed as forborne.
For corporate customers, interest-only concessions are considered on a case by case basis. Concessions are only granted if the nature of the financial difficulties is assessed to be temporary. Counterparties are expected to recover in full and resume making full capital and interest payments once they are in a stronger financial position.

Other payment rescheduling, including capitalisation
For retail mortgage customers, we may add the arrears to the mortgage balance (this is known as capitalisation) if they cannot afford to increase their monthly payment to pay off their arrears in a reasonable time but have been making their monthly payments, usually for at least six months. We can also capitalise property charges due to a landlord. We pay them for the customer to avoid the lease being forfeited. We may combine this help with term extensions and, in the past, interest-only concessions. In certain cases, we may offer interest rate concessions. We may agree an arrangement to pay less than the Contractual Monthly Payment (including zero) for a short period of time where they are experiencing temporary financial difficulties.
For credit card and bank account customers, we may agree to suspend fees and/or interest for a short period of time where they are experiencing temporary financial difficulties. A refinance of a personal loan over a longer term to reduce the contractual monthly payment may be agreed, where a customer is showing signs of financial difficulties. The interest rate remains the same, or the closest lower rate available.
For corporate customers, we may lower or stop their payments until they have time to recover. We may reschedule payments to better match the customer’s cash flow – for example if the business is seasonal - or provide a temporary increase in facilities to cover peak demand ahead of their trading improving. We might do this by arrears capitalisation or drawing from an overdraft. We may also offer to provide new facilities, interest rate concessions and interest roll-up. In rare cases, we agree to forgive or reduce part of the debt.

	Exit from	Conditions to be met
Cure	Stage 3 to Stage 2	For an account in Stage 3 to exit non-performing forbearance, all the following conditions must be met:
If the account was classed as Stage 3 due to being more than 90 days past due, then the account should be 90 days or less past due
The customer has no other material default debt with us more than 90 days past due
If the account was classed as Stage 3 due to being unlikely to pay, then the account should no longer be deemed unlikely to pay
Account has exited its forbearance trigger for 12 consecutive months
If all the conditions are met, the account is re-classed as Stage 2 forbearance until the Stage 2 forbearance exit conditions set out below are also met
	Stage 2 to Stage 1	For an account in Stage 2 to exit forbearance, all the following conditions must be met:
The account is no longer in arrears, and the customer has no other material debts with us which are more than 30 days in arrears
The account no longer triggers SICR
The account has been classed as Stage 2 for at least two years since the end of the latest forbearance strategy

Disclosure of Other Ways to Manage Debt when Cutomer are in Financial Difficulty	When customers are in financial difficulty, we can also manage debt in other ways, depending on the facts of the specific case:

Action	Description
Waiving or changing covenants
If a borrower breaks a covenant, we can either waive it or change it, taking their latest and future financial position into account. We may also add a condition on the use of any surplus cash (after operating costs) to pay down their debt to us.

Asking for more collateral or guarantees
If a borrower has unencumbered assets, we may accept more collateral in return for revised financing terms. We may also take a guarantee from companies in the same group and/or major shareholders. We only do this where we believe the guarantor can meet their commitment.

Asking for more equity
Where a borrower can no longer pay the interest on their debt, we may accept fresh equity capital from new or existing investors to change the capital structure in return for better terms on the existing debt.

Disclosure of Key Metrics to Measure and Control Credit Risk	We use a number of key metrics to measure and control credit risk, as follows:

Metric	Description
Expected Credit Loss (ECL)
ECL tells us what credit risk is expected to cost us either over the next 12 months or over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.

Stages 1, 2 and 3
We assess each facility’s credit risk profile to determine which stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages including monitoring of coverage ratios for each stage.

Stage 3 ratio
The Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets. The Stage 3 ratio is a key indicator used to monitor underlying asset performance.

Expected Loss (EL)
EL is based on the CRD IV regulatory capital rules and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default, and we include direct and indirect costs. We base it on our risk models and our assessment of each customer’s credit quality. The rest of the Risk review, impairments, losses and loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS impairment accounting policy, see Note 1 to the Consolidated Financial
Statements.

Schedule of Macroeconomic Assumptions for Each Five Scenarios	Our macroeconomic assumptions and their evolution throughout the forecast period for each of the scenarios at 31 December 2024 were:

		Upside	Base case	Downside 1	Downside 2	Weighted
		%	%	%	%	%
GDP(1)	2023 (actual)	0.3	0.3	0.3	0.3	0.3
	2024	0.9	0.9	0.8	0.4	0.8
	2025	2.0	1.4	(0.4)	(3.4)	0.6
	2026	2.5	1.6	0.3	(0.9)	1.2
	2027	2.5	1.4	0.9	1.3	1.4
	2028	2.5	1.4	1.0	2.8	1.6
	2029	2.5	1.4	1.1	2.8	1.6
	5-year average increase/decrease(2)	2.4	1.5	0.6	0.3	n/a
	Start to trough(3)	n/a	n/a	(0.7)	(5.2)	n/a
Bank Rate(1)	2023 (actual)	5.25	5.25	5.25	5.25	5.25
	2024	4.75	4.75	4.75	4.75	4.75
	2025	3.25	3.75	4.50	2.25	3.71
	2026	3.00	3.50	3.25	1.50	3.16
	2027	3.00	3.25	3.00	2.50	3.08
	2028	3.00	3.25	3.00	2.75	3.10
	2029	3.00	3.25	3.00	3.00	3.13
	5-year end period	3.00	3.25	3.00	3.00	n/a
	5-year peak	4.75	4.75	4.75	4.75	4.75
HPI(1)	2023 (actual)	(0.7)	(0.7)	(0.7)	(0.7)	(0.7)
	2024	4.8	4.5	2.0	1.3	3.6
	2025	4.3	3.0	(5.8)	(20.1)	(1.2)
	2026	4.7	3.0	(3.7)	(14.7)	0.3
	2027	4.6	3.0	2.9	5.8	3.4
	2028	4.5	3.0	4.4	9.6	4.0
	2029	4.6	3.0	4.6	7.7	4.0
	5-year average increase/decrease(2)	4.7	3.2	—	(3.7)	n/a
	Start to trough(3)	n/a	n/a	(10.1)	(33.0)	(0.8)
Unemployment(1)	2023 (actual)	3.8	3.8	3.8	3.8	3.8
	2024	4.4	4.3	4.4	4.4	4.4
	2025	4.1	4.4	5.2	8.3	4.9
	2026	4.0	4.2	5.5	8.2	4.9
	2027	4.0	4.2	5.5	7.6	4.8
	2028	4.0	4.2	5.5	7.0	4.8
	2029	4.0	4.2	5.5	6.4	4.7
	5-year end period	4.0	4.2	5.5	6.4	n/a
	5-year peak	4.4	4.4	5.5	8.5	4.9
CRE price growth(1)	2023 (actual)	(5.6)	(5.6)	(5.6)	(5.6)	(5.6)
	2024	0.4	(0.1)	(2.3)	(2.7)	(0.9)
	2025	5.7	2.5	(5.5)	(14.9)	(0.7)
	2026	5.2	2.8	1.7	(8.5)	2.0
	2027	2.9	2.5	2.0	4.4	2.6
	2028	3.3	2.2	1.8	3.8	2.4
	2029	3.0	2.1	2.4	3.4	2.4
	5-year average increase/decrease(2)	4.0	2.3	(0.1)	(3.3)	n/a
	Start to trough(3)	n/a	n/a	(7.4)	(24.7)	(1.2)
(1)GDP is the calendar year annual growth rate, HPI and CRE price growth rate is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
(2)    This is the compound annual growth rate (CAGR) based on a 5 year period which represents an average annualised growth rate.
(3)    GDP, HPI and CRE start is taken from level at Q324.
The table below sets out our macroeconomic assumptions and their evolution throughout the forecast period for each of the scenarios at 31 December 2023:

		Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted
		%	%	%	%	%	%
GDP(1)	2022 (actual)	4.3	4.3	4.3	4.3	4.3	4.3
	2023	0.6	0.5	0.5	0.5	0.3	0.5
	2024	1.0	0.4	(0.1)	(1.8)	(3.3)	(0.4)
	2025	2.1	1.3	0.2	(0.9)	(1.4)	0.6
	2026	2.4	1.5	0.5	0.4	0.6	1.1
	2027	2.4	1.4	0.3	0.7	2.2	1.4
	2028	2.4	1.4	0.3	0.8	2.6	1.4
	5-year average increase/decrease	2.1	1.2	0.3	(0.2)	0.1	n/a
	Peak/(trough) at(2)	—	—	(0.2)	(2.8)	(5.1)	(1.1)
Bank Rate(1)	2022 (actual)	3.50	3.50	3.50	3.50	3.50	3.50
	2023	5.25	5.25	5.25	5.25	5.25	5.25
	2024	4.25	4.50	5.25	6.50	3.75	4.88
	2025	3.25	3.50	4.00	5.00	2.00	3.68
	2026	2.75	3.25	3.25	3.75	2.00	3.18
	2027	2.75	3.00	3.00	3.00	2.50	2.93
	2028	2.75	3.00	3.00	3.00	2.50	2.93
	5-year end period	2.75	3.00	3.00	3.00	2.50	n/a
	Peak/(trough) at	5.25	5.25	5.75	6.50	5.25	5.55
HPI(1)	2022 (actual)	5.0	5.0	5.0	5.0	5.0	5.0
	2023	(1.7)	(2.2)	(4.7)	(6.3)	(7.8)	(3.8)
	2024	2.0	(1.0)	(11.7)	(18.8)	(25.8)	(7.8)
	2025	6.5	2.5	3.4	3.6	3.6	3.3
	2026	5.1	3.0	2.1	1.6	1.6	2.7
	2027	4.0	3.0	3.0	1.6	1.6	2.7
	2028	3.6	3.0	3.1	1.8	1.8	2.7
	5-year average increase/decrease	4.3	2.0	(0.8)	(3.3)	(5.4)	n/a
	Peak/(trough) at(2)	(3.7)	(6.5)	(17.5)	(25.5)	(33.0)	(13.8)
Unemployment(1)	2022 (actual)	3.7	3.7	3.7	3.7	3.7	3.7
	2023	4.3	4.3	4.3	4.3	4.4	4.3
	2024	4.3	4.8	4.8	5.6	8.5	5.3
	2025	3.7	4.4	4.9	5.9	8.0	5.1
	2026	3.4	4.3	5.2	6.2	7.4	5.0
	2027	3.0	4.3	5.4	6.1	6.8	4.9
	2028	3.0	4.2	5.3	5.8	6.2	4.7
	5-year end period	3.0	4.2	5.3	5.8	6.2	n/a
	Peak/(trough) at	4.5	4.8	5.5	6.2	8.5	5.5
(1)GDP is the calendar year annual growth rate, HPI is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
(2)GDP peak taken from GDP level at Q2-23 and HPI peak taken from HPI level at Q3-22.

Disclosure of Scenario Weights Applied To Scenarios	The scenario weights we applied for 2024 and 2023 were:

	Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted
Scenario weights	%	%	%	%	%	%
2024	15	50	25	n/a	10	100
2023	10	50	10	20	10	100

Disclosure of Definition of Default by Segment	We define a financial instrument as in default (i.e. credit impaired) for the purpose of calculating ECL if it is more than three months past due, or if we have data that suggests the customer is unlikely to pay. The data we have on customers varies across our business segments. It typically includes where:

Retail & Business Banking and Consumer Finance
–They have been reported bankrupt or insolvent and are in arrears
–Their loan term has ended, but they still owe us money more than three months later
–They have had forbearance while in default and have failed to perform under the new arrangement terms, or have had multiple forbearance. Performing forborne accounts while not in default are reported in Stage 2

–We have suspended their fees and interest because they are in financial difficulties
–We have repossessed the property or the asset.
Corporate & Commercial Banking and Corporate Centre
–They have had a winding up notice issued, or something happens that is likely to trigger insolvency – such as another lender calls in a loan
–Something happens that makes them less likely to be able to pay us – such as they lose an important client or contract
–They have regularly missed or delayed payments, even though they have not gone over the three-month limit for default
–Their loan is unlikely to be refinanced or repaid in full on maturity
–Their loan has an excessive LTV that is unlikely to be resolved, such as by a change in planning policy, pay-downs, or increase in market value
–Loans restructured under financial difficulties, classified as forborne transactions, in last 12 months.

Disclosure of Quantitative Criteria to Identify When Exposure Has Increased Credit Risk	The criteria for 2024 and 2023 were: accounts above the lower absolute PD thresholds below, where the PD has doubled since origination, are treated as Stage 2. Any account above the upper threshold (i.e. 20%) is also treated as Stage 2:

Retail & Business Banking					Consumer Finance(2)	Corporate & Commercial Banking	Corporate Centre
	Mortgages	Everyday Banking(1)
		Personal loans	Credit cards	Overdrafts
2024	30bps	30bps	30bps	30bps	300bps	30bps	Internal rating
2023	30bps	30bps	340bps	260bps	300bps	30bps	Internal rating method
(1)For larger business banking customers, we apply the same criteria as we use for CCB. Credit cards and Overdrafts lower PD thresholds aligned with the rest of Everyday Banking for consistency.
(2)Consumer Finance use the comparison of lifetime PDs to determine Stage allocation, unlike other products which first turn the lifetime PD into an average yearly PD (annualised) and then do the comparison. In addition, Consumer Finance does not apply the upper absolute PD threshold criteria.

Disclosure of Qualitative Criteria to Identify When Exposure Has Increased Credit Risk	We also use qualitative criteria to identify where an exposure has increased in credit risk, independent of changes in PD. The criteria for 2024 and 2023 were:

Retail & Business Banking				Consumer Finance	Corporate & Commercial Banking	Corporate Centre
Mortgages	Everyday Banking(1)
	Personal loans	Credit cards	Overdrafts
– In forbearance – Default in last 24m – 30 Days Past Due (DPD) in last 12m – Bankrupt – £100+ arrears New in 2024: – Over-indebted customers – Interest Only accounts 24m pre-maturity	– In Collections – Default in last 12m – £50+ arrears	– In forbearance – Default in last 12m – In Collections – £100+ arrears – Behaviour score indicators	– Fees suspended – Default in last 12m – Debit dormant >35 days – Any excess in month	– In forbearance – Deceased or Insolvent – Court ‘Return of goods’ order or Police watchlist – Agreement terminated – Payment holiday – Cash Collection	– In forbearance – Default in last 12m – Watchlist: proactive management – Default at proxy origination New in 2024: – Customers in a high- risk sector	– Watchlist: proactive management
(1)For larger business banking customers, we apply the same criteria that we use for Corporate & Commercial Banking.

Disclosure of ECL by Segment

	Retail & Business Banking
		Everyday Banking		Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
	Mortgages	Credit Cards	Other
2024	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	127	149	122	69	142	—	609
Individually assessed	6	—	—	—	162	—	168
ECL before JAs	133	149	122	69	304	—	777
JAs (excluding Affordability and Cost of Living JAs)
Unsecured PD adjustments	—	—	2	—	—	—	2
Mortgages LGD	27	—	—	—	—	—	27
Corporate single large exposure	—	—	—	—	24	—	24
Other	1	1	6	—	—	—	8
Total JAs (excluding Affordability and Cost of Living JAs)	28	1	8	—	24	—	61
Affordability and Cost of Living JAs
Corporate lending to segments affected by supply chain pressures	—	—	—	—	14	—	14
Mortgage refinancing risk	11	—	—	—	—	—	11
SME debt burden	—	—	6	—	—	—	6
Total Affordability and Cost of Living JAs	11	—	6	—	14	—	31
Total JAs	39	1	14	—	38	—	92
Total ECL	172	150	136	69	342	—	869
Total JAs as a percentage of Total ECL (%)							11

2023	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	132	123	123	62	240	—	680
Individually assessed	4	—	—	—	124	—	128
ECL before JAs	136	123	123	62	364	—	808
JAs (excluding Affordability and Cost of Living JAs)
Long-term indeterminate arrears	16	—	—	—	—	—	16
12+ months in arrears	14	—	—	—	—	—	14
UPL loss floor	—	—	6	—	—	—	6
Model underestimation	36	—	—	—	—	—	36
Corporate single large exposure	—	—	—	—	23	—	23
Other	12	1	3	4	(31)	—	(11)
Total JAs (excluding Affordability and Cost of Living JAs)	78	1	9	4	(8)	—	84
Affordability and Cost of Living JAs
Corporate lending to segments affected by supply chain pressures	—	—	—	—	24	—	24
Secured affordability	9	—	—	4	—	—	13
Unsecured affordability	—	16	22	—	—	—	38
Mortgage refinancing risk	19	—	—	—	—	—	19
SME debt burden	—	—	6	—	—	—	6
Total Affordability and Cost of Living JAs	28	16	28	4	24	—	100
Total JAs	106	17	37	8	16	—	184
Total ECL	242	140	160	70	380	—	992
Total JAs as a percentage of Total ECL (%)							19

Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses

	Upside	Base case	Downside 1	Downside 2	Weighted
2024	£m	£m	£m	£m	£m
Exposure	283,860	283,860	283,860	283,860	283,860
Retail & Business Banking	196,732	196,732	196,732	196,732	196,732
Of which:
– Mortgages	176,026	176,026	176,026	176,026	176,026
Consumer Finance	4,759	4,759	4,759	4,759	4,759
Corporate & Commercial Banking	26,307	26,307	26,307	26,307	26,307
Corporate Centre	56,062	56,062	56,062	56,062	56,062

ECL	741	774	921	1,524	869
Retail & Business Banking	380	403	517	1,051	458
Of which:
– Mortgages	112	128	218	705	172
Consumer Finance	67	68	69	70	69
Corporate & Commercial Banking	294	303	335	403	342
Corporate Centre	—	—	—	—	—

	Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted
2023	£m	£m	£m	£m	£m	£m
Exposure	294,877	294,877	294,877	294,877	294,877	294,877
Retail & Business Banking	201,977	201,977	201,977	201,977	201,977	201,977
Of which:
– Mortgages	181,188	181,188	181,188	181,188	181,188	181,188
Consumer Finance	5,228	5,228	5,228	5,228	5,228	5,228
Corporate & Commercial Banking	27,277	27,277	27,277	27,277	27,277	27,277
Corporate Centre	60,395	60,395	60,395	60,395	60,395	60,395

ECL	833	896	991	1,176	1,410	992
Retail & Business Banking	419	465	536	689	889	542
Of which:
– Mortgages	141	174	234	363	562	242
Consumer Finance	68	69	70	72	72	70
Corporate & Commercial Banking	346	362	385	415	449	380
Corporate Centre	—	—	—	—	—	—

Schedule of Impact on Profit Before Tax of Applying an Immediate and Permanent House Price Increase or Decrease to Our Base Case Economic Scenario Explanatory

	Increase/decrease in house prices
	+20%	+10%	-10%	-20%
Increase/(decrease) in profit before tax	£m	£m	£m	£m
2024	34	21	(38)	(112)
2023	70	38	(54)	(155)

Disclosure of Factors to Measure ECL

Factor	Description
Survival rate (SR)	The probability that the exposure has not closed or defaulted since the reporting date.
Probability of default (PD)
The likelihood of a borrower defaulting in the following quarter, assuming it has not closed or defaulted since the reporting date. For each quarter in the forecast period, we estimate the quarterly PD from a range of factors. These include key risk drivers for the exposure, as well as the expected evolution of the account risk with maturity and factors for changing economics. We support this with historical data analysis.

Exposure at default (EAD)
The amount we expect to be owed if a default, or sale in the case of retail mortgages, event occurs. We determine EAD for each quarter of the forecast period by the expected payment profile, which varies by product. For amortising products, we base it on the borrower’s contractual repayments over the forecast period. We adjust this for any expected overpayments on Stage 1 accounts that the borrower may make and for any arrears we expect if the account was to default. For revolving products, or amortising products with an off-balance sheet element, we determine EAD using the balance at default and the contractual exposure limit. We vary these assumptions by product and base them on analysis of recent default data.

Loss given default (LGD)
Our expected loss if a default event were to occur. We express it as a percentage and calculate it based on factors that we have observed to affect the likelihood and/or value of any subsequent write-offs, which vary according to whether the product is secured or unsecured. If the product is secured, we consider collateral values as well as the historical discounts to market/book values due to forced sales type.

Disclosure of Maximum and Net Exposure to Credit Risk	The tables below show the main differences between our maximum and net exposure to credit risk. They show the effects of collateral, netting, and risk transfer to mitigate our exposure. The tables only show the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are applied.
For balance sheet assets, the maximum exposure to credit risk is the carrying value after impairment loss allowances. Off-balance sheet exposures are mortgage offers, guarantees, formal standby facilities, credit lines and other commitments. For off-balance sheet guarantees, the maximum exposure is the maximum amount that we would have to pay if the guarantees were called on. For formal standby facilities, credit lines and other commitments that are irrevocable over the life of the facility, the maximum exposure is the total amount of the commitment.

	Maximum exposure
	Balance sheet asset			Off-balance sheet			Collateral(1)
	Gross amounts	Loss allowance	Net amounts	Gross amounts	Loss allowance	Net amounts	Cash	Non-cash	Netting(2)	Net exposure
2024	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	29.9	—	29.9	—	—	—	—	—	—	29.9
Financial assets at amortised cost:
–Loans and advances to customers:(3)
–Residential Mortgages(4)	165.2	(0.2)	165.0	10.8	—	10.8	—	(168.0)	—	7.8
–Corporate loans	18.6	(0.3)	18.3	7.8	—	7.8	—	(14.9)	—	11.2
–Finance leases	4.2	(0.1)	4.1	—	—	—	—	—	—	4.1
–Accrued interest and other adjustments	0.8	—	0.8	0.4	—	0.4	—	—	—	1.2
–Other unsecured loans	6.6	(0.2)	6.4	14.2	(0.1)	14.1	—	—	—	20.5
–Amounts due from fellow Banco Santander group subsidiaries and JVs	4.8	—	4.8	—	—	—	—	—	—	4.8
Total loans and advances to customers	200.2	(0.8)	199.4	33.2	(0.1)	33.1	—	(182.9)	—	49.6
–Loans and advances to banks	1.0	—	1.0	0.5	—	0.5	—	—	—	1.5
–Reverse repurchase agreements – non trading	10.3	—	10.3	2.0	—	2.0	—	(10.3)	(0.1)	1.9
–Other financial assets at amortised cost	3.4	—	3.4	—	—	—	—	—	—	3.4
Total financial assets at amortised cost	214.9	(0.8)	214.1	35.7	(0.1)	35.6	—	(193.2)	(0.1)	56.4
Financial assets at fair value at FVOCI:
–Debt securities	9.0	—	9.0	—	—	—	—	—	—	9.0
Total financial assets at FVOCI	9.0	—	9.0	—	—	—	—	—	—	9.0
Total	253.8	(0.8)	253.0	35.7	(0.1)	35.6	—	(193.2)	(0.1)	95.3

2023
Cash and balances at central banks	38.2	—	38.2	—	—	—	—	—	—	38.2
Financial assets at amortised cost:
–Loans and advances to customers:(3)
–Residential Mortgages(4)	172.9	(0.2)	172.7	8.3	—	8.3	—	(175.4)	—	5.6
–Corporate loans	18.3	(0.3)	18.0	8.9	—	8.9	(0.1)	(15.3)	—	11.5
–Finance leases	4.6	(0.1)	4.5	—	—	—	—	(4.5)	—	—
–Accrued interest and other adjustments	0.9	—	0.9	—	—	—	—	—	—	0.9
–Other unsecured loans	7.1	(0.3)	6.8	13.8	(0.1)	13.7	—	—	—	20.5
–Amounts due from fellow Banco Santander group subsidiaries and JVs	4.5	—	4.5	—	—	—	—	—	—	4.5
Total loans and advances to customers	208.3	(0.9)	207.4	31.0	(0.1)	30.9	(0.1)	(195.2)	—	43.0
–Loans and advances to banks	1.1	—	1.1	0.5	—	0.5	—	—	—	1.6
–Reverse repurchase agreements – non trading	12.5	—	12.5	—	—	—	—	(12.4)	(0.1)	—
–Other financial assets at amortised cost	0.2	—	0.2	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	222.1	(0.9)	221.2	31.5	(0.1)	31.4	(0.1)	(207.6)	(0.1)	44.8
Financial assets at FVOCI:
–Debt securities	8.5	—	8.5	—	—	—	—	—	—	8.5
Total financial assets at FVOCI	8.5	—	8.5	—	—	—	—	—	—	8.5
Total	268.8	(0.9)	267.9	31.5	(0.1)	31.4	(0.1)	(207.6)	(0.1)	91.5
(1)The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk - Credit risk management’ section.
(3)Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
(4)The collateral value shown against advances secured on residential property is limited to the balance of each associated individual loan. It does not include the impact of over–collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off–balance sheet commitments.

Disclosure of Difference Between Maximum and Net Exposure to Credit Risk	The tables below show the main differences between our maximum and net exposure to credit risk on the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are not applied.

	Balance sheet asset gross amount	Collateral(1)		Netting(2)	Net exposure
		Cash	Non-cash
2024	£bn	£bn	£bn	£bn	£bn
Financial assets at FVTPL:
–Derivative financial instruments	1.2	(0.7)	—	(0.4)	0.1
–Other financial assets at FVTPL	0.1	—	—	—	0.1
Total	1.3	(0.7)	—	(0.4)	0.2

2023
Financial assets at FVTPL:
–Derivative financial instruments	1.4	(0.8)	0.0	(0.5)	0.1
–Other financial assets at FVTPL	0.3	—	—	—	0.3
Total	1.7	(0.8)	0.0	(0.5)	0.4
(1)The forms of collateral we take to reduce credit risk include: liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions;
and receivables.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty against our obligations to the counterparty in relation to transactions under the master netting agreement in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk – Credit risk management’ section.

Disclosure of Equivalent Credit Rating Grade used by Standard and Poors Ratings Services	In the final column of the table, we show the
approximate equivalent credit rating grade used by Standard & Poor’s Ratings Services (S&P).

Santander UK risk grade	PD range
	Mid	Lower	Upper	S&P equivalent
	%	%	%
9	0.010	0.000	0.021	AAA to AA+
8	0.032	0.021	0.066	AA to AA-
7	0.100	0.066	0.208	A+ to BBB
6	0.316	0.208	0.658	BBB- to BB
5	1.000	0.658	2.081	BB-
4	3.162	2.081	6.581	B+ to B
3	10.000	6.581	20.811	B-
2	31.623	20.811	99.999	CCC to C
1 (Default)	100.000	100.000	100.000	D

Disclosure of Credit Rating of Financial Assets Subject to Credit Risk	The tables below show the credit rating of our financial assets to which the impairment requirements in IFRS 9 apply. Financial assets with low risk concentrations are not included and are all investment grade. JAs are incorporated in the balances. For more on the credit rating profiles of key portfolios, see the credit risk review section for each business segment.

	Santander UK risk grade								Loss allowance	Total
	9	8	7	6	5	4	3 to 1	Other(1)(2)
2024	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers(2)	5.8	31.3	81.8	46.4	15.6	6.8	5.4	7.1	(0.8)	199.4
–Stage 1	5.7	30.6	78.1	40.5	12.4	2.8	0.6	6.9	(0.1)	177.5
–Stage 2	0.1	0.7	3.7	5.9	3.2	3.9	2.4	0.1	(0.3)	19.7
–Stage 3	—	—	—	—	—	0.1	2.4	0.1	(0.4)	2.2
Of which mortgages:	5.2	29.8	76.5	40.8	6.5	3.3	3.1	—	(0.2)	165.0
–Stage 1	5.1	29.3	72.9	35.0	4.0	0.4	—	—	—	146.7
–Stage 2	0.1	0.5	3.6	5.8	2.5	2.9	1.3	—	(0.1)	16.6
–Stage 3	—	—	—	—	—	—	1.8	—	(0.1)	1.7

Total off–balance sheet	6.9	8.9	9.0	4.2	1.9	0.8	0.7	3.3	(0.1)	35.6
–Stage 1	6.9	8.8	8.8	4.0	1.7	0.5	0.4	3.3	—	34.4
–Stage 2	—	0.1	0.2	0.2	0.2	0.3	0.2	—	(0.1)	1.1
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1

	Santander UK risk grade								Total	Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other(1)(2)
2024	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers(2)	—	—	—	—	0.2	0.1	0.5	—	0.8	0.4
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	0.1
–Stage 2	—	—	—	—	0.1	0.1	0.1	—	0.3	1.5
–Stage 3	—	—	—	—	—	—	0.4	—	0.4	18.2
Of which mortgages:	—	—	—	—	—	0.1	0.1	—	0.2	0.1
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	0.6
–Stage 3	—	—	—	—	—	—	0.1	—	0.1	5.9

Total off–balance sheet	—	—	—	—	—	0.1	—	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	9.1
–Stage 3	—	—	—	—	—	—	—	—	—	—

	Santander UK risk grade								Loss allowance
	9	8	7	6	5	4	3 to 1	Other(1)(2)		Total
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers(2)	5.3	34.2	84.4	48.9	14.6	8.3	5.4	7.2	(0.9)	207.4
–Stage 1	5.3	33.1	80.4	43.6	10.3	2.8	0.3	6.9	(0.1)	182.6
–Stage 2	—	1.1	4.0	5.3	4.3	5.4	2.4	0.1	(0.4)	22.2
–Stage 3	—	—	—	—	—	0.1	2.7	0.2	(0.4)	2.6
Of which mortgages:	5.2	32.5	79.9	41.5	6.6	3.7	3.5	—	(0.2)	172.7
–Stage 1	5.2	31.4	75.9	36.3	3.6	0.4	0.2	—	—	153.0
–Stage 2	—	1.1	4.0	5.2	3.0	3.2	1.4	—	(0.1)	17.8
–Stage 3	—	—	—	—	—	0.1	1.9	—	(0.1)	1.9

Total off–balance sheet	—	6.3	7.0	6.8	4.6	1.7	0.4	4.7	(0.1)	31.4
–Stage 1	—	6.3	6.9	6.7	4.4	1.2	0.1	4.7	—	30.3
–Stage 2	—	—	0.1	0.1	0.2	0.5	0.2	—	(0.1)	1.0
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1

	Santander UK risk grade									Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other(1)(2)	Total
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers(2)	—	—	—	—	0.2	0.2	0.5	—	0.9	0.4
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	0.1
–Stage 2	—	—	—	—	0.1	0.2	0.1	—	0.4	1.8
–Stage 3	—	—	—	—	—	—	0.4	—	0.4	13.3
Of which mortgages:	—	—	—	—	—	0.1	0.1	—	0.2	0.1
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	0.6
–Stage 3	—	—	—	—	—	—	0.1	—	0.1	5.0

Total off–balance sheet	—	—	—	—	—	0.1	—	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	9.1
–Stage 3	—	—	—	—	—	—	—	—	—	—
(1)Includes Joint Ventures and Business Banking (including BBLs balances). We use scorecards for these items, rather than rating models. .
(2)Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.

Disclosure of Credit Performance

	31 December 2024	31 December 2023
	%	%
Mortgages	0.80	0.80
Credit Cards	0.56	0.51
UPL	0.88	0.73
Overdrafts	3.05	2.43
Business Banking	3.89	4.15
Consumer Finance	0.53	0.43
Corporate & Commercial Banking	1.04	1.04

	2024	2023
	£m	£m
Mortgage loans and advances to customers	165,213	172,859
of which:
–Stage 1	146,758	152,975
–Stage 2	16,688	17,876
–Stage 3	1,767	2,008
Loss allowances(1)	172	242

	%	%
Stage 1 ratio(2)	88.8	88.5
Stage 2 ratio(2)	10.1	10.3
Stage 3 ratio	1.08	1.17
(1)The ECL allowance is for both on and off–balance sheet exposures.
(2)Stage 1/Stage 2 exposures as a percentage of customer loans.

		Of which: Portfolio of particular interest(1)
	Total	Interest-only	Part interest- only, part repayment (2)	Flexible	LTV >100%	Buy-to-let
2024	£m	£m	£m	£m	£m	£m
Mortgage portfolio	165,213	36,188	11,873	4,333	280	14,931
–Stage 1	146,758	29,802	10,112	3,190	75	13,672
–Stage 2	16,688	5,572	1,542	933	149	1,204
–Stage 3	1,767	814	219	210	56	55
Stage 3 ratio	1.08%	2.27%	1.85%	5.25%	20.15%	0.37%
Properties in possession	46	23	8	8	10	2
Balance weighted LTV (indexed)	51%	48%	52%	38%	117%	59%

2023
Mortgage portfolio	172,859	38,825	12,584	5,418	445	15,585
–Stage 1	152,975	32,012	10,896	4,420	276	13,887
–Stage 2	17,876	5,829	1,449	744	104	1,647
–Stage 3	2,008	984	239	254	65	51
Stage 3 ratio	1.17%	2.55%	1.90%	5.01%	14.57%	0.33%
Properties in possession	23	12	3	2	5	1
Balance weighted LTV (indexed)	51%	48%	51%	37%	116%	60%
(1)Where a loan falls into more than one category, we include it in all the categories that apply.
(2)Mortgage balance includes both the interest-only part of £9,046m (2023: £9,531m) and the non-interest-only part of the loan.

	Business banking	Other unsecured
		Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2024	£m	£m	£m	£m	£m	£m
Loans and advances to customers	1,212	2,089	2,774	436	5,299	6,511
of which:
–Stage 1	1,042	1,892	2,271	235	4,398	5,440
–Stage 2	85	172	454	172	798	883
–Stage 3	85	25	49	29	103	188
Loss allowances(1)	16	63	150	57	270	286
Stage 3 undrawn exposures	2	—	28	4	32	34
Stage 3 ratio	7.10%	1.20%	2.75%	7.40%	2.52%	3.37%
Gross write-offs (12 months)	10	60	51	26	137	147

2023
Loans and advances to customers	1,819	2,064	2,674	471	5,209	7,028
of which:
–Stage 1	1,574	1,743	2,283	207	4,233	5,807
–Stage 2	115	294	345	236	875	990
–Stage 3	130	27	46	28	101	231
Loss allowances(1)	16	66	140	78	284	300
Stage 3 undrawn exposures	2	—	33	4	37	39
Stage 3 ratio	7.25%	1.32%	2.95%	6.73%	2.65%	3.83%
Gross write-offs (12 months)	11	48	46	25	119	130
(1)The ECL allowance is for both on and off–balance sheet exposures.

	2024	2023
% of credit card customers that repay balance in full each month (unaudited)	56%	55%
UPL average customer balance (£)	6,000	6,000

	2024	2023
	£m	£m
Loans and advances to customers	4,759	5,228
of which:
–Stage 1	4,389	4,870
–Stage 2	334	330
–Stage 3	36	28
Loss allowances(1)	69	70
Stage 3 ratio	0.77%	0.53%
Gross write-offs	25	23
(1)The ECL allowance is for both on and off–balance sheet exposures.

	2024	2023
Consumer (auto) finance new business gross lending (£m)	1,593	2,055
Wholesale loans (stock finance) to car dealerships as approximate % of the Consumer loan book	9.7%	9.9%
% of lending collateralised on the vehicle	95%	87%
Average Consumer (auto) finance loan size (£)	16,045	17,308
We monitor exposures that show potentially higher risk characteristics using our Watchlist process. The table below shows the exposures we monitor, and those we classify as Stage 3 by portfolio at 31 December 2024 and 31 December 2023.

	Committed exposure
		Watchlist
	Fully performing	Enhanced monitoring	Proactive management	Stage 3	Total(1)	Loss allowances
2024	£m	£m	£m	£m	£m	£m
SME and mid corporate	10,851	570	1,065	639	13,125	315
Commercial Real Estate	5,440	51	301	77	5,869	26
Social Housing	7,440	—	424	—	7,864	1
	23,731	621	1,790	716	26,858	342

2023
SME and mid corporate	10,140	462	1,447	627	12,676	341
Commercial Real Estate	4,734	10	496	118	5,358	39
Social Housing	7,752	—	204	—	7,956	—
	22,626	472	2,147	745	25,990	380
(1)Includes committed facilities and derivatives.

Disclosure of IFRS 9 Credit Quality	Total on-balance sheet exposures at 31 December 2024 comprised £194.5bn of customer loans, loans and advances to banks of £1.0bn, £13.7bn of sovereign assets measured at amortised cost, £9.0bn of assets measured at FVOCI, and £29.9bn of cash and balances at central banks.

	Gross Write-offs	Stage 1	Stage 2	Stage 3	Total
2024	£m	£m	£m	£m	£m
Exposures
On-balance sheet
Retail & Business Banking		152,198	17,571	1,955	171,724
Consumer Finance		4,389	334	36	4,759
Corporate & Commercial Banking		15,280	2,098	651	18,029
Corporate Centre		53,699	—	—	53,699
Total on-balance sheet		225,566	20,003	2,642	248,211
Off–balance sheet
Retail & Business Banking(1)		24,211	745	52	25,008
Consumer Finance		—	—	—	—
Corporate & Commercial Banking		7,743	470	65	8,278
Corporate Centre		2,363	—	—	2,363
Total off–balance sheet(2)		34,317	1,215	117	35,649
Total exposures		259,883	21,218	2,759	283,860

ECL and Gross write-offs
On-balance sheet
Retail & Business Banking	156	52	223	146	421
Consumer Finance	25	16	27	26	69
Corporate & Commercial Banking	49	55	71	168	294
Corporate Centre	—	—	—	—	—
Total on-balance sheet	230	123	321	340	784
Off–balance sheet
Retail & Business Banking	—	12	24	1	37
Consumer Finance	—	—	—	—	—
Corporate & Commercial Banking	—	18	14	16	48
Corporate Centre	—	—	—	—	—
Total off–balance sheet	—	30	38	17	85
Total ECL	230	153	359	357	869

Coverage ratio(3)%			%	%	%
On-balance sheet
Retail & Business Banking		—	1.3	7.5	0.2
Consumer Finance		0.4	8.2	71.2	1.4
Corporate & Commercial Banking		0.4	3.4	25.9	1.6
Corporate Centre		—	—	—	—
Total on-balance sheet		0.1	1.6	12.9	0.3
Off–balance sheet
Retail & Business Banking		—	3.2	2.6	0.1
Consumer Finance		—	—	—	—
Corporate & Commercial Banking		0.2	3.0	24.2	0.6
Corporate Centre		—	—	—	—
Total off-balance sheet		0.1	3.1	14.6	0.2
Total coverage		0.1	1.7	13.0	0.3
(1)Off-balance sheet exposures include £6.1bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 30 to the Consolidated Financial Statements.
(3)ECL as a percentage of the related exposure.
Total on-balance sheet exposures at 31 December 2023 comprised £203.1bn of customer loans, loans and advances to banks of £1.1bn, £12.6bn of sovereign assets measured at amortised cost, £8.5bn of assets measured at FVOCI, and £38.2bn of cash and balances at central banks.

	Gross Write-offs	Stage 1	Stage 2	Stage 3	Total
2023	£m	£m	£m	£m	£m
Exposures
On-balance sheet
Retail & Business Banking		158,782	18,866	2,239	179,887
Consumer Finance		4,870	330	28	5,228
Corporate & Commercial Banking		13,822	3,418	699	17,939
Corporate Centre		60,395	—	—	60,395
Total on-balance sheet		237,869	22,614	2,966	263,449
Off–balance sheet
Retail & Business Banking(1)		21,597	434	59	22,090
Consumer Finance		—	—	—	0
Corporate & Commercial Banking		8,745	547	46	9,338
Corporate Centre		—	—	—	—
Total off–balance sheet(2)		30,342	981	105	31,428
Total exposures		268,211	23,595	3,071	294,877

ECL and Gross write-offs
On-balance sheet
Retail & Business Banking	141	57	273	169	499
Consumer Finance	23	21	30	19	70
Corporate & Commercial Banking	68	64	118	163	345
Corporate Centre	—	—	—	—	—
Total on-balance sheet	232	142	421	351	914
Off–balance sheet
Retail & Business Banking	—	16	26	1	43
Consumer Finance	—	—	—	—	—
Corporate & Commercial Banking	—	12	14	9	35
Total off–balance sheet	—	28	40	10	78
Total ECL	232	170	461	361	992

Coverage ratio(3)%			%	%	%
On-balance sheet
Retail & Business Banking		—	1.4	7.5	0.3
Consumer Finance		0.4	9.0	68.5	1.3
Corporate & Commercial Banking		0.5	3.5	23.4	1.9
Corporate Centre		—	—	—	—
Total on-balance sheet		0.1	1.9	11.8	0.3
Off–balance sheet
Retail & Business Banking		0.1	6.0	2.8	0.2
Consumer Finance		—	—	—	—
Corporate & Commercial Banking		0.1	2.5	20.2	0.4
Total off-balance sheet		0.1	4.1	10.4	0.2
Total coverage		0.1	2.0	11.8	0.3

(1)Off-balance sheet exposures include £3.3bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 30 to the Consolidated Financial Statements.
(3)ECL as a percentage of the related exposure.

Disclosure of Stage 2 Exposures by Classification	The following table analyses our Stage 2 exposures and ECL allowance by the reason the exposure is classified as Stage 2.

2024		Backstop	Quantitative		Qualitative		JAs	Total
		30 DPD	PD deterioration	PD threshold	Forbearance(1)	Other(2)	Mortgage Refinancing
Retail & Business Banking	Exposure £m	592	9,434	478	308	4,955	1,804	17,571
	ECL £m	20	133	29	5	25	11	223
Of which -Mortgages	Exposure £m	504	8,834	350	298	4,898	1,804	16,688
	ECL £m	7	48	3	3	12	11	84
Consumer Finance	Exposure £m	30	155	—	—	149	—	334
	ECL £m	10	11	—	—	6	—	27
Corporate & Commercial Banking	Exposure £m	54	930	61	57	996	—	2,098
	ECL £m	1	38	7	1	24	—	71
Corporate Centre	Exposure £m	—	—	—	—	—	—	—
	ECL £m	—	—	—	—	—	—	—
Total Drawn	Exposure £m	676	10,519	539	365	6,100	1,804	20,003
	ECL £m	31	182	36	6	55	11	321
Undrawn	ECL £m	1	23	6	2	6	—	38
Total Reported	Exposure £m	701	11,180	605	434	6,494	1,804	21,218
	ECL £m	32	205	42	8	61	11	359

2023		Backstop	Quantitative	Qualitative		JAs				Total
		30 DPD	PD deterioration	Forbearance(1)	Other	Secured affordability	Unsecured affordability	Mortgage Refinancing	High risk corporate
Retail & Business Banking	Exposure £m	738	6,421	516	301	2,889	232	7,769	—	18,866
	ECL £m	33	164	2	11	9	35	19	—	273
Of which -Mortgages	Exposure £m	560	5,877	516	265	2,889	—	7,769	—	17,876
	ECL £m	11	65	2	3	9	—	19	—	109
Consumer Finance	Exposure £m	25	115	—	126	64	—	—	—	330
	ECL £m	11	10	—	5	4	—	—	—	30
Corporate & Commercial Banking	Exposure £m	93	1,809	85	533	—	—	—	898	3,418
	ECL £m	2	75	2	17	—	—	—	22	118
Corporate Centre	Exposure £m	—	—	—	—	—	—	—	—	—
	ECL £m	—	—	—	—	—	—	—	—	—
Total Drawn	Exposure £m	856	8,345	601	960	2,953	232	7,769	898	22,614
	ECL £m	46	249	4	33	13	35	19	22	421
Undrawn	ECL £m	3	28	—	4	—	3	—	2	40
Total Reported	Exposure £m	893	9,160	601	1,152	2,889	233	7,769	898	23,595
	ECL £m	49	277	4	37	13	38	19	24	461
(1)Where the values of ECL and/or exposures are not £nil, but round to £nil when presented in £millions, the coverage ratio is still presented in the table.
(2)Mainly consists of Qualitative triggers for Mortgages, over-indebted customers c£2.5bn and Interest-only accounts 24 months pre-maturity c£1.3bn, and for CCB customers operating in a high-risk sector.
Where balances satisfy more than one of the criteria above for determining a SICR, we have assigned the corresponding gross carrying amount and ECL allowance in order of the categories presented.
Disclosure of ECL Reconciliation	The table below shows the relationships between disclosures in this Credit risk review section which refer to drawn exposures and the associated ECL allowance, and the total assets as presented in the Consolidated Balance Sheet. The Credit risk review disclosures exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account, and cash collateral.

	On-balance sheet			Off-balance sheet
	Exposures	Loss allowance	Net carrying amount	Exposures	Loss allowance
2024	£m	£m	£m	£m	£m
Retail & Business Banking(1)	171,724	421	171,303	25,008	37
Consumer Finance	4,759	69	4,690	—	—
Corporate & Commercial Banking	18,029	294	17,735	8,278	48
Corporate Centre	53,699	—	53,699	2,363	—
Total exposures presented in Credit Quality tables	248,211	784	247,427	35,649	85
Joint ventures			4,832
Other items			848
Adjusted net carrying amount			253,107
Assets classified at FVTPL			1,340
Non-financial assets			5,497
Total assets per the Consolidated Balance Sheet			259,944

2023
Retail & Business Banking(1)	179,887	499	179,388	22,090	43
Consumer Finance	5,228	70	5,158	—	—
Corporate & Commercial Banking	17,939	345	17,594	9,338	35
Corporate Centre	60,395	—	60,395	—	—
Total exposures presented in Credit Quality tables	263,449	914	262,535	31,428	78
Joint ventures			4,544
Other items			751
Adjusted net carrying amount			267,830
Assets classified at FVTPL			1,694
Non-financial assets			5,924
Total assets per the Consolidated Balance Sheet			275,448
(1)Off-balance sheet exposures include offers in the pipeline, undrawn flexible mortgage products and credit cards.
The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	268,211	170	23,595	461	3,071	361	294,877	992
Transfers from Stage 1 to Stage 2(3)	(11,911)	(11)	11,911	11	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	9,395	118	(9,395)	(118)	—	—	—	—
Transfers to Stage 3(3)	(434)	(2)	(845)	(34)	1,279	36	—	—
Transfers from Stage 3(3)	35	2	417	34	(452)	(36)	—	—
Transfers of financial instruments	(2,915)	107	2,088	(107)	827	—	—	—
Net ECL remeasurement on stage transfer(4)	—	(107)	—	96	—	122	—	111
Change in economic scenarios(2)	—	(20)	—	(44)	—	—	—	(64)
Change to ECL models	(2,287)	(5)	2,361	37	(74)	(26)	—	6
New lending and assets purchased(5)	33,894	43	1,170	58	164	40	35,228	141
Redemptions, repayments and assets sold(7)	(38,081)	(44)	(4,663)	(69)	(1,242)	(79)	(43,986)	(192)
Changes in risk parameters and other movements(6)	1,061	9	(3,333)	(73)	355	169	(1,917)	105
Assets written off(7)	—	—	—	—	(342)	(230)	(342)	(230)
At 31 December 2024	259,883	153	21,218	359	2,759	357	283,860	869
Net movement in the period	(8,328)	(17)	(2,377)	(102)	(312)	(4)	(11,017)	(123)

ECL (release)/charge to the Income Statement		(17)		(102)		226		107
Less: Discount unwind		—		—		(24)		(24)
Less: Recoveries net of collection costs		—		—		(12)		(12)
Total ECL (release)/charge to the Income Statement		(17)		(102)		190		71

At 1 January 2023	284,428	170	19,127	516	2,729	319	306,284	1,005
Transfers from Stage 1 to Stage 2(3)	(12,945)	(9)	12,945	9	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	5,913	111	(5,913)	(111)	—	—	—	—
Transfers to Stage 3(3)	(598)	(6)	(920)	(38)	1,518	44	—	—
Transfers from Stage 3(3)	28	1	304	15	(332)	(16)	—	—
Transfers of financial instruments	(7,602)	97	6,416	(125)	1,186	28	—	—
Net ECL remeasurement on stage transfer(4)	—	(111)	—	145	—	130	—	164
Change in economic scenarios(2)	—	29	—	(33)	—	9	—	5
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	25,409	28	562	45	59	20	26,030	93
Redemptions, repayments and assets sold(7)	(33,805)	(35)	(3,017)	(53)	(886)	(46)	(37,708)	(134)
Changes in risk parameters and other movements(6)	(219)	(8)	507	(34)	395	133	683	91
Assets written off(7)	—	—	—	—	(412)	(232)	(412)	(232)
At 31 December 2023	268,211	170	23,595	461	3,071	361	294,877	992
Net movement in the period	(16,217)	—	4,468	(55)	342	42	(11,407)	(13)

ECL (release)/charge to the Income Statement		—		(55)		274		219
Less: Discount unwind		—		—		(21)		(21)
Less: Recoveries net of collection costs		—		—		7		7
Total ECL (release)/charge to the Income Statement		—		(55)		260		205
(1)Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
(2)Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements.
Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
(3)Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period.
(4)Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
(5)Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
(6)Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of the mortgage pipeline, cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
(7)Exposures and ECL for facilities that existed at the start of the period but not at the end.
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 69 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	161,163	24	17,997	110	2,028	108	181,188	242
Transfers from Stage 1 to Stage 2(3)	(9,873)	(1)	9,873	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	7,899	20	(7,899)	(20)	—	—	—	—
Transfers to Stage 3(3)	(230)	—	(524)	(7)	754	7	—	—
Transfers from Stage 3(3)	3	—	268	9	(271)	(9)	—	—
Transfers of financial instruments	(2,201)	19	1,718	(17)	483	(2)	—	—
Net ECL remeasurement on stage transfer(4)	—	(19)	—	31	—	15	—	27
Change in economic scenarios(2)	—	(15)	—	(29)	—	1	—	(43)
Change to ECL models	(1,859)	(3)	1,869	21	(10)	(37)	—	(19)
New lending and assets purchased(5)	21,758	4	315	3	33	1	22,106	8
Redemptions, repayments and assets sold(7)	(21,925)	(1)	(3,162)	(14)	(762)	(27)	(25,849)	(42)
Changes in risk parameters and other movements(6)	332	1	(1,764)	(21)	46	28	(1,386)	8
Assets written off(7)	—	—	—	—	(33)	(9)	(33)	(9)
At 31 December 2024	157,268	10	16,973	84	1,785	78	176,026	172
Net movement in the period	(3,895)	(14)	(1,024)	(26)	(243)	(30)	(5,162)	(70)

ECL (release)/charge to the Income Statement		(14)		(26)		(21)		(61)
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		36		36
Total ECL (release)/charge to the Income Statement		(14)		(26)		12		(28)

At 1 January 2023	176,965	25	13,533	131	1,848	95	192,346	251
Transfers from Stage 1 to Stage 2(3)	(10,791)	(3)	10,791	3	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	4,778	30	(4,778)	(30)	—	—	—	—
Transfers to Stage 3(3)	(335)	(3)	(566)	(15)	901	18	—	—
Transfers from Stage 3(3)	14	—	277	9	(291)	(9)	—	—
Transfers of financial instruments	(6,334)	24	5,724	(33)	610	9	—	—
Net ECL remeasurement on stage transfer(4)	—	(28)	—	40	—	22	—	34
Change in economic scenarios(2)	—	—	—	(2)	—	3	—	1
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	12,947	4	154	3	5	1	13,106	8
Redemptions, repayments and assets sold(7)	(23,081)	(6)	(1,752)	(12)	(417)	(14)	(25,250)	(32)
Changes in risk parameters and other movements(6)	666	5	338	(17)	36	3	1,040	(9)
Assets written off(7)	—	—	—	—	(54)	(11)	(54)	(11)
At 31 December 2023	161,163	24	17,997	110	2,028	108	181,188	242
Net movement in the period	(15,802)	(1)	4,464	(21)	180	13	(11,158)	(9)

ECL (release)/charge to the Income Statement		(1)		(21)		24		2
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		28		28
Total ECL (release)/charge to the Income Statement		(1)		(21)		49		27
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 69 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	22,567	76	3,965	132	745	172	27,277	380
Transfers from Stage 1 to Stage 2(3)	(1,101)	(3)	1,101	3	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	781	13	(781)	(13)	—	—	—	—
Transfers to Stage 3(3)	(84)	(1)	(230)	(12)	314	13	—	—
Transfers from Stage 3(3)	24	1	121	18	(145)	(19)	—	—
Transfers of financial instruments	(380)	10	211	(4)	169	(6)	—	—
Net ECL remeasurement on stage transfer(4)	—	(9)	—	(4)	—	54	—	41
Change in economic scenarios(2)	—	(3)	—	(7)	—	(1)	—	(11)
Change to ECL models	(222)	(2)	286	(11)	(64)	12	—	(1)
New lending and assets purchased(5)	8,485	20	552	21	118	29	9,155	70
Redemptions, repayments and assets sold(7)	(5,203)	(24)	(1,149)	(29)	(254)	(42)	(6,606)	(95)
Changes in risk parameters and other movements(6)	(2,224)	5	(1,297)	(13)	82	15	(3,439)	7
Assets written off (7)	—	—	—	—	(80)	(49)	(80)	(49)
At 31 December 2024	23,023	73	2,568	85	716	184	26,307	342
Net movement in the period	456	(3)	(1,397)	(47)	(29)	12	(970)	(38)

ECL (release)/charge to the Income Statement		(3)		(47)		61		11
Less: Discount unwind		—		—		(12)		(12)
Less: Recoveries net of collection costs		—		—		5		5
Total ECL (release)/charge to the Income Statement		(3)		(47)		54		4

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	23,838	83	3,888	166	572	145	28,298	394
Transfers from Stage 1 to Stage 2(3)	(1,376)	(1)	1,376	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	512	10	(512)	(10)	—	—	—	—
Transfers to Stage 3(3)	(118)	(3)	(258)	(8)	376	11	—	—
Transfers from Stage 3(3)	1	—	9	1	(10)	(1)	—	—
Transfers of financial instruments	(981)	6	615	(16)	366	10	—	—
Net ECL remeasurement on stage transfer(4)	—	(16)	—	29	—	64	—	77
Change in economic scenarios(2)	—	30	—	(30)	—	6	—	6
New lending and assets purchased(5)	7,257	5	132	6	38	10	7,427	21
Redemptions, repayments and assets sold(7)	(6,713)	(13)	(869)	(10)	(193)	(23)	(7,775)	(46)
Changes in risk parameters and other movements(6)	(834)	(19)	199	(13)	137	28	(498)	(4)
Assets written off (7)	—	—	—	—	(175)	(68)	(175)	(68)
At 31 December 2023	22,567	76	3,965	132	745	172	27,277	380
Net movement in the period	(1,271)	(7)	77	(34)	173	27	(1,021)	(14)

ECL (release)/charge to the Income Statement		(7)		(34)		95		54
Less: Discount unwind		—		—		(9)		(9)
Less: Recoveries net of collection costs		—		—		(5)		(5)
Total ECL (release)/charge to the Income Statement		(7)		(34)		81		40

Disclosure of Country Risk Exposures	The tables below show our total exposures, which are the total of balance sheet and off–balance sheet values. We calculate balance sheet values in line with
IFRS (i.e. after netting allowed under IAS 32) except for credit provisions which we add back. Off–balance sheet values are undrawn facilities and letters of credit.
We classify location by country of risk – the country where each client has its main business or assets. That is unless there is a full risk transfer guarantee in place.
If so, we use the guarantor’s country of domicile. If a client has operations in many countries, we use their country of incorporation. The table below excludes balances with other Banco Santander group members. We show them separately in the section that immediately follows.

	2024						2023
		Financial institutions						Financial institutions
	Governments	Banks(1)	Other	Retail	Corporate	Total(2)	Governments	Banks(1)	Other	Retail	Corporate	Total(2)
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Eurozone
Ireland	—	—	3.3	—	—	3.3	—	—	3.1	—	0.1	3.2
Spain	—	—	—	—	—	—	—	—	—	—	—	—
France	0.1	1.5	2.1	—	—	3.7	0.1	1.7	0.8	—	—	2.6
Belgium	0.2	0.3	—	—	—	0.5	0.2	0.3	—	—	—	0.5
Germany	—	0.2	—	—	—	0.2	—	0.2	0.3	—	—	0.5
Luxembourg	—	—	2.3	—	0.1	2.4	—	—	0.5	—	0.1	0.6
Other	—	—	—	—	—	—	0.1	0.4	—	—	—	0.5
	0.3	2.0	7.7	—	0.1	10.1	0.4	2.6	4.7	—	0.2	7.9
Other countries
UK	34.0	1.5	6.3	200.8	24.3	266.9	38.5	1.7	6.5	206.0	25.0	277.7
Jersey	—	—	0.1	—	0.3	0.4	—	—	0.1	—	0.2	0.3
US	—	0.9	—	—	—	0.9	—	0.7	—	—	—	0.7
Canada	0.6	0.9	—	—	—	1.5	0.1	0.8	—	—	—	0.9
Japan	2.8	0.1	—	—	—	2.9	2.0	0.9	—	—	—	2.9
Switzerland	0.4	—	—	—	—	0.4	2.1	—	—	—	—	2.1
Other(3)	—	0.6	0.1	0.2	0.4	1.3	—	0.4	0.1	0.1	0.5	1.1
	37.8	4.0	6.5	201.0	25.0	274.3	42.7	4.5	6.7	206.1	25.7	285.7
Total	38.1	6.0	14.2	201.0	25.1	284.4	43.1	7.1	11.4	206.1	25.9	293.6
(1)Excludes balances with central banks.
(2)Excludes cash at hand, interests in other entities, intangible assets, property, plant and equipment, tax assets, retirement benefit assets and other assets.
(3)Mainly includes Australia £0.3bn (2023: £0.3bn), Other OECD £0.2bn (2023: £0.2bn), Bermuda £0.1bn (2023: £0.1bn), China £0.1bn (2023: £0.1bn), Guernsey £0.1bn (2023:£0.2bn), Singapore £0.1bn (2023:
£0.0bn), and Norway £0.1bn (2023: £0.1bn).

Disclosure of Balances with Other Banco Santander Group Companies	At 31 December 2024 and 31 December 2023, we had gross balances with other Banco Santander group members as follows:

	2024				2023
	Financial institutions				Financial institutions
	Banks	Other	Corporate	Total	Banks	Other	Corporate	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Assets
Spain	0.6	—	—	0.6	0.8	—	—	0.8
UK	—	4.9	—	4.9	—	4.6	—	4.6
	0.6	4.9	—	5.5	0.8	4.6	—	5.4
Liabilities
Spain	0.9	0.1	—	1.0	1.1	0.1	—	1.2
UK	—	14.2	—	14.2	—	14.3	—	14.3
	0.9	14.3	—	15.2	1.1	14.4	—	15.5

Disclosure of Borrower Profile

	Stock				New business
	2024		2023		2024		2023
	£m	%	£m	%	£m	%	£m	%
Home movers(1)	69,354	42	71,931	42	6,736	45	5,009	41
Remortgagers(2)	45,226	27	48,475	28	4,353	29	3,901	32
First-time buyers	35,702	22	36,868	21	3,262	22	3,015	25
Buy-to-let	14,931	9	15,585	9	567	4	239	2
	165,213	100	172,859	100	14,918	100	12,164	100

	2024	2023
Internal remortgages (£bn)(3)	32.2	31.2
Further advances and flexi drawdowns (£bn)	0.8	0.7
First-time buyers - gross lending (£bn )	3.3	3.0
% of customers retained with a maturing mortgage (unaudited)(4)	77	77
(1)'Home movers’ include both existing customers moving house and taking out a new mortgage with us, and customers who switch their mortgage to us when they move house.
(2)Remortgagers’ are new customers who are taking a new mortgage with us.
(3)Internal remortgages are where we moved our customers with maturing mortgages onto new ones.
(4)Applied to mortgages three months post maturity, and is calculated as a 12-month average of retention rates to September 2024 and December 2023 respectively.

Disclosure of Interest Rate Profile of Mortgage Assets Stock	The interest rate profile of our maturing mortgage asset stock was:

	2024		2023
	£m	%	£m	%
Fixed rate	148,495	90	153,207	89
Of which maturing:
–< 12 months	37,656	23	37,630	22
–Later than 1 year but no later than 3 years	84,704	51	65,502	38
–Later than 3 years but no later than 4 years	11,122	7	34,725	20
–Later than 4 years but no later than 5 years	11,645	7	10,977	6
–Later than 5 years	3,368	2	4,373	3
Variable rate	12,105	7	13,761	8
Standard Variable Rate (SVR)	3,007	2	3,915	2
Follow on Rate (FoR)	1,606	1	1,976	1
	165,213	100	172,859	100

Disclosure of Geographic Distribution of Mortgage Assets Stock	The geographical distribution of our mortgage asset stock and new business was:

	Stock		New business
	2024	2023	2024	2023
Region	£bn	£bn	£bn	£bn
London	42.7	44.0	4.1	2.9
Midlands and East Anglia	23.1	24.2	2.0	1.8
North	21.7	22.9	1.9	1.7
Northern Ireland	2.3	2.6	0.1	0.1
Scotland	6.0	6.4	0.6	0.6
South East excluding London	52.3	54.8	4.6	3.8
South West, Wales and other	17.1	18.0	1.6	1.3
	165.2	172.9	14.9	12.2

Disclosure of Mortgage Loan Size	The split of our mortgage asset by size was:

Mortgage loan size	2024	2023
>£1.0m	2%	2%
£0.5m to £1.0m	10%	10%
£0.25m to £0.5m	31%	31%
<£0.25m	57%	57%
Average loan size (stock) (1)	£193k	£187k
Average loan size (new business)	£246k	£228k
(1) Average initial advance of existing stock.

Disclosure of LTV Distribution of Mortgage Assets Stock	This table shows the LTV distribution for the gross carrying amount and the related ECL of our total mortgage portfolio and Stage 3 mortgages, and new business.
We also show the collateral value and average LTV. We use our estimate of the property value at the balance sheet date and include fees that have been added to the loan. For flexible products, we only include the drawn amount, not undrawn limits.

	2024					2023
	Stock		Stage 3		New	Stock		Stage 3		New
	Total	ECL	Total	ECL	Business	Total	ECL	Total	ECL	Business
LTV	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	76,122	33	880	13	3,407	78,673	31	1,106	12	2,616
>50-60%	33,067	21	317	8	2,394	32,837	24	347	10	1,604
>60-70%	29,171	27	254	10	2,311	30,874	40	246	16	1,977
>70-80%	17,132	27	150	12	3,458	18,721	48	138	19	2,736
>80-90%	7,989	19	72	8	2,445	8,893	35	67	15	2,318
>90-100%	1,452	12	38	7	888	2,416	20	39	11	900
>100%	280	33	56	20	15	445	44	65	25	13
	165,213	172	1,767	78	14,918	172,859	242	2,008	108	12,164
Collateral value (1)	165,176		1,756		14,918	172,803		1,997		12,164

	%		%		%	%		%		%
Average LTV - Balance weighted(2)	51		51		64	51		49		66
(1)Collateral value is limited to the balance of each loan and excludes the impact of any over-collateralisation. Includes collateral against loans in negative equity of £244m (2023: £389m).
(2)Balance weighted LTV = (Loan 1 balance x (Loan 1 Balance/Loan 1 latest property valuation) + (Loan 2 balance x (loan 2 balance/Loan 2 latest property valuation) + ...) /(Loan 1 balance + Loan 2 balance+...).
Disclosure of Loan Modifications	The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2024	2023
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	555	346
– Net modification loss	2	5
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	260	79

	2024		2023
	Term Extension	Interest-only	Term Extension	Interest-only
	£m	£m	£m	£m
Stage 1	115	1,257	120	1,166
Stage 2	21	461	30	500
Stage 3	1	22	2	18
	137	1,740	152	1,684
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	Credit cards	Overdrafts	Total
2024	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	14	9	23
–Net modification loss	18	6	24
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	2	1	3

2023
Financial assets modified in the period:
–Amortised cost before modification	13	8	21
–Net modification loss	14	6	20
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	2	1	3
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2024	2023
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	232	189
–Net modification loss	5	10
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12-month ECL in the period	15	27

Disclosure of Forbearance Balances	The balances at 31 December 2024 and 31 December 2023, analysed by their staging and the forbearance we applied, were:

	Capitalisation	Term extension	Interest-only	Concessionary interest rate	Reduced repayment plan	Total	Loss allowances
2024	£m	£m	£m	£m	£m	£m	£m
Stage 2	231	186	201	23	145	786	6
Stage 3	203	141	53	104	156	657	27
	434	327	254	127	301	1,443	33
Proportion of portfolio	0.3%	0.2%	0.2%	0.1%	0.2%	0.9%

2023
Stage 2	325	386	211	11	n/a	933	7
Stage 3	284	150	64	171	n/a	669	30
	609	536	275	182	n/a	1,602	37
Proportion of portfolio	0.3%	0.3%	0.2%	0.1%	n/a	0.9%
(1)We base forbearance type on the first forbearance on the accounts.
The balances at 31 December 2024 and 31 December 2023 were:

	Interest-only(2)	Flexible	LTV >100%	Buy-to-Let
2024	£m	£m	£m	£m
Total	272	56	9	18
–Stage 2	115	19	2	8
–Stage 3	157	37	7	10

2023
Total	365	74	12	23
–Stage 2	216	55	3	16
–Stage 3	149	19	9	7
(1)Where a loan falls into more than one category, we have included it in all the categories that apply.
(2)Comprises full interest-only loans and part interest-only, part repayment loans.
The balances at 31 December 2024 and 31 December 2023 were:

		Other unsecured
	Business banking	Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2024	£m	£m	£m	£m	£m	£m
Total	3	2	57	22	81	84
–Stage 2	—	1	11	5	17	17
–Stage 3	3	1	46	17	64	67

2023
Total	3	1	47	19	67	70
–Stage 2	—	1	5	2	8	8
–Stage 3	3	—	42	17	59	62
We only make forbearance arrangements for lending to customers. The balances at 31 December 2024 and 31 December 2023, analysed by their staging and the forbearance we applied, were:

	2024	2023
	£m	£m
Stock(1)
–Term extension	102	113
–Interest-only	229	215
–Other payment rescheduling	373	264
	704	592
Of which:
–Stage 1	40	2
–Stage 2	228	159
–Stage 3	436	431
	704	592
Proportion of portfolio	2.6%	2.3%
(1)We base forbearance type on the first forbearance we applied. Tables only show accounts open at the period-end. Amounts are drawn balances and include off balance sheet balances.

Disclosure of Segments Exposure by Credit Rating	These tables show our credit risk exposure according to our internal rating scale (see the ‘Santander UK group level – credit risk review’ section) for each portfolio.
On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other	Total(1)
2024	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	—	253	723	3,170	4,295	3,013	1,589	82	13,125
Commercial Real Estate	—	—	567	1,913	2,460	620	309	—	5,869
Social Housing	13	1,983	5,868	—	—	—	—	—	7,864
	13	2,236	7,158	5,083	6,755	3,633	1,898	82	26,858
Of which:
Stage 1	13	2,236	7,115	4,991	6,159	2,597	382	82	23,575
Stage 2	—	—	43	92	596	1,036	800	—	2,567
Stage 3	—	—	—	—	—	—	716	—	716

2023
SME and mid corporate	—	166	911	2,970	3,497	3,575	1,439	118	12,676
Commercial Real Estate	—	—	360	1,684	2,132	972	209	1	5,358
Social Housing	43	3,032	4,881	—	—	—	—	—	7,956
	43	3,198	6,152	4,654	5,629	4,547	1,648	119	25,990
Of which:
Stage 1	43	3,130	6,152	4,618	4,715	2,363	141	118	21,280
Stage 2	—	68	—	36	914	2,184	762	1	3,965
Stage 3	—	—	—	—	—	—	745	—	745
(1)Credit risk exposures include derivatives exposures. For invoice finance the credit risk exposures represent the full facility limit present on the credit agreement papers, a total limit before consideration of underlying collaterals and application of prepayment caps for any given point.

Disclosure of Segments Exposure by Gross and Net Credit Exposure

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2024	£m	£m	£m
SME and mid corporate	639	209	430
Commercial Real Estate	77	71	6
	716	280	436

2023
SME and mid corporate	627	190	437
Commercial Real Estate	118	28	90
	745	218	527